Organization and Principal Activities (Details) - shares	Oct. 29, 2021	Dec. 31, 2023
Splendid Vibe Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary	100.00%
Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary	94.00%
Ms. Man Chi Wai [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of subsidiary	6.00%
Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest		94.00%
Ms. Man Chi Wai [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interest		6.00%
Neo-Concept Apparel Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Transfer share (in Shares)	100
Percentage of issued shares	100.00%
BVI [Member]
Organization and Principal Activities (Details) [Line Items]
Transfer share (in Shares)	100
Percentage of issued shares	100.00%
Ms. Eva Yuk Yin Siu [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of incorporated	94.00%
Ms. Man Chi Wai [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of incorporated	6.00%